UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2011
                                                 --------------------

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Whippoorwill Associates, Incorporated
          -------------------------------------
Address:  11 Martine Avenue, 11th Floor
          -----------------------------
          White Plains, New York 10606
          ----------------------------


Form 13F File Number: 28-12334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Shelley F. Greenhaus
        --------------------
Title:  President
        ---------
Phone:  914-683-1002
        ------------

Signature, Place, and Date of Signing:

Shelley F. Greenhaus          White Plains, New York          November 14, 2011
--------------------          ----------------------          -----------------
    [Signature]                    [City, State]                    [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        -----------
Form 13F Information Table Entry Total:        30
                                        -----------
Form 13F Information Table Value Total:   131,750
                                        -----------
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 FORM 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2   COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8
   --------        --------   --------    --------   -----------------------   --------    --------         --------

                    TITLE                                                                               VOTING AUTHORITY
                     OF                   VALUE       SHRS OR    SH/   PUT/    INVESTMENT   OTHER
NAME OF ISSUER      CLASS      CUSIP      (x1000)     PRN AMT    PRN   CALL    DISCRETION  MANAGERS   SOLE   SHARED    NONE
--------------      -----      -----      -------     -------    ---   ----    ----------  --------   ----   ------    ----
ACCURIDE
CORP NEW         COM NEW    00439T 20 6  11,432     2,232,910   SH             SOLE                  2,232,910
---------------------------------------------------------------------------------------------------------------------------
AMERICAN
DENTAL
PARTNERS            COM     025353 10 3   6,535       676,545   SH             SOLE                    676,545
---------------------------------------------------------------------------------------------------------------------------
AMERICAN
RAILCAR
INDS INC            COM     02916P 10 3   2,919       189,785   SH             SOLE                    189,785
---------------------------------------------------------------------------------------------------------------------------
BELO                COM
CORP               SER A    080555 10 5   3,847       786,667   SH             SOLE                    786,667
---------------------------------------------------------------------------------------------------------------------------
CLEARWATER
PAPER
CORP                COM     18538R 10 3  12,252       360,565   SH             SOLE                    360,565
---------------------------------------------------------------------------------------------------------------------------
COMMERCIAL
VEH GROUP
INC                 COM     202608 10 5   2,189       333,121   SH             SOLE                    333,121
---------------------------------------------------------------------------------------------------------------------------
CUMMINS INC         COM     231021 10 6   1,650        20,200   SH             SOLE                     20,200
---------------------------------------------------------------------------------------------------------------------------
DANA HLDG CORP      COM     235825 20 5   2,888       275,000   SH             SOLE                    275,000
---------------------------------------------------------------------------------------------------------------------------
ENER1 INC        COM NEW    29267A 20 3       6        40,455   SH             SOLE                     40,455
---------------------------------------------------------------------------------------------------------------------------
FREIGHTCAR
AMER INC            COM     357023 10 0   1,107        76,832   SH             SOLE                     76,832
---------------------------------------------------------------------------------------------------------------------------
GLOBE
SPECIALTY
METALS INC          COM     37954N 20 6   6,079       418,635   SH             SOLE                    418,635
---------------------------------------------------------------------------------------------------------------------------
HUNTSMAN CORP       COM     447011 10 7   2,998       310,000   SH             SOLE                    310,000
---------------------------------------------------------------------------------------------------------------------------
INTL PAPER CO       COM     460146 10 3   4,557       196,011   SH             SOLE                    196,011
---------------------------------------------------------------------------------------------------------------------------
KAISER              COM
ALUMINUM            PAR
CORP               $0.01    483007 70 4  17,043       384,891   SH             SOLE                    384,891
---------------------------------------------------------------------------------------------------------------------------
MERITOR INC         COM     59001K 10 0   1,565       221,700   SH             SOLE                    221,700
---------------------------------------------------------------------------------------------------------------------------
MUELLER WTR         COM
PRODS INC          SER A    624758 10 8   2,682     1,081,294   SH             SOLE                  1,081,294
---------------------------------------------------------------------------------------------------------------------------
NAVISTAR INTL
CORP NEW            COM     63934E 10 8   1,601        49,850   SH             SOLE                     49,850
---------------------------------------------------------------------------------------------------------------------------
OWENS CORNING
NEW                 COM     690742 10 1   8,736       402,965   SH             SOLE                    402,965
---------------------------------------------------------------------------------------------------------------------------
PGT INC             COM     69336V 10 1   1,950     1,560,085   SH             SOLE                  1,560,085
---------------------------------------------------------------------------------------------------------------------------
PACKAGING CORP
AMER                COM     695156 10 9   7,705       330,671   SH             SOLE                    330,671
---------------------------------------------------------------------------------------------------------------------------
RITE AID CORP       COM     767754 10 4   2,597     2,649,502   SH             SOLE                  2,649,502
---------------------------------------------------------------------------------------------------------------------------
ROCK-TENN CO       CL A     772739 20 7   7,244       148,800   SH             SOLE                    148,800
---------------------------------------------------------------------------------------------------------------------------
SANDRIDGE
ENERGY
INC                 COM     80007P 30 7   7,277     1,308,791   SH             SOLE                  1,308,791
---------------------------------------------------------------------------------------------------------------------------
SOLUTIA             COM
INC                 NEW     834376 50 1   2,385       185,600   SH             SOLE                    185,600
---------------------------------------------------------------------------------------------------------------------------
GREENBRIER
COS INC             COM     393657 10 1   2,234       191,801   SH             SOLE                    191,801
---------------------------------------------------------------------------------------------------------------------------
TRAILER BRIDGE      COM     892782 10 3     229       508,009   SH             SOLE                    508,009
---------------------------------------------------------------------------------------------------------------------------
TRAVELCENTERS
OF AMERICA LLC      COM     894174 10 1     730       206,914   SH             SOLE                    206,914
---------------------------------------------------------------------------------------------------------------------------
TRINITY
INDS INC            COM     896522 10 9   3,567       166,600   SH             SOLE                    166,600
---------------------------------------------------------------------------------------------------------------------------
U S
CONCRETE            COM
INC                 NEW     90333L 20 1   5,651     1,374,878   SH             SOLE                  1,374,878
---------------------------------------------------------------------------------------------------------------------------
U S                DEBT
CONCRETE         9.500%
INC                 8/3     90333L AF 9      95       100,000   PRN            SOLE                    100,000
---------------------------------------------------------------------------------------------------------------------------
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